Borrowings (Tables)	12 Months Ended
Mar. 31, 2026
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Short-term Borrowings and Long-term Borrowings (with Original Maturities of More Than One Year)
Borrowings at March 31, 2026 and 2025 consisted of the following:

	At March 31,
	2026	2025
	(In millions)
Unsubordinated borrowings	¥8,972,906	¥11,043,243
Subordinated borrowings	98,556	130,971
Liabilities associated with securitization transactions	1,108,260	1,129,695
Lease liabilities	371,935	393,790

Total borrowings	¥10,551,657	¥12,697,699